Label	Element	Value
CornerCap Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the CornerCap Balanced Fund (the "Balanced Fund") is long-term capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Balanced Fund.

Shareholder Fees (Fees paid directly from your investment)

The Balanced Fund does not charge any sales charges or sales loads. If you buy or sell shares indirectly through a financial intermediary instead of directly from the Balanced Fund, you may be charged a fee by the financial intermediary.

Balanced Fund's Redemption Fee 1.00%*

* Subject to certain exceptions, which are described more fully under "SELLING SHARES - Redemption Fee," the Fund charges a 1.00% redemption fee (calculated as a percentage of the amount redeemed) that is applicable to all redemptions (sales or exchanges) made within sixty (60) days of your initial purchase of shares of the Fund.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Aug. 01, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Balanced Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Balanced Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Balanced Fund's performance. During the most recent fiscal year, the Balanced Fund's portfolio turnover rate was 70% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	70.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table may not correlate to the expense ratio in the Balanced Fund's financial statements (or the financial highlights of this prospectus) because the financial statements include only the direct operating expenses incurred by the Balanced Fund, not the indirect costs of investing in the Acquired Funds.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Balanced Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Balanced Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Balanced Fund's operating expenses remain the same except in year one. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To meet its investment objective, the Balanced Fund typically invests between 50% and 80% of its total assets in equity securities (common stock and preferred stock) and between 20-50% in fixed income securities (bonds and money market securities). The Balanced Fund may invest directly in equities or fixed income securities, or in exchange-traded funds ("ETFs") or other investment companies that hold securities in which the Balanced Fund may directly invest.

Although the Balanced Fund may invest in equity securities of companies of any size, the Balanced Fund invests primarily in U.S. common stocks of large-cap companies (defined by the Adviser as stocks with market capitalization at the time of purchase of at least $10 billion) and of mid-cap companies (defined by the Adviser as stocks with market capitalization at the time of purchase of at least $3 billion, but less than $10 billion) that the Adviser believes are attractively valued relative to the market. The Adviser uses Fundametrics®, the Adviser's proprietary quantitative research system, to select stocks for the Balanced Fund. Fundametrics® evaluates all stocks in the Fund's investible universe with respect to over 120 fundamental factors. Fundametrics® was designed to evaluate stocks on many of the same criteria used by a human analyst, but is done using a systematic approach that minimizes human emotion and bias.

Buy and sell decisions are determined by a subset of factors contained within the Fundametrics® "Alpha Composite" and "Financial Warnings Overlay". The Alpha Composite is a combination of alpha seeking factors designed to identify stocks with potential for excess returns. The makeup of the Alpha Composite is primarily valuation-focused factors, but also includes certain growth, momentum and other factors with low correlations to value for diversification purposes. The Financial Warnings Overlay is then applied to the Fund's investible universe of stocks using a separate set of risk factors designed to identify stocks with risk levels that the Adviser believes will lead to under performance. The Financial Warnings Overlay is designed to avoid high risk stocks that otherwise have attractive valuation metrics. Potential "buy" stocks - those that score highly with respect to the Alpha Composite and pass the Financial Warnings Overlay - are then evaluated with respect to whether they would improve portfolio diversification. The Balanced Fund typically sells stocks that score low on the Alpha Composite or are flagged by the Financial Warnings Overlay as presenting unreasonable risk.

The Balanced Fund may invest in corporate fixed income securities of any maturity issued by companies of any size. Generally, the Balanced Fund invests in fixed income securities rated by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Services ("S&P") in one of their respective four highest ratings (for Moody's, AAA, AA, A and BAA, and for S&P, AAA, AA, A and BBB), and holds these securities until maturity.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To meet its investment objective, the Balanced Fund typically invests between 50% and 80% of its total assets in equity securities (common stock and preferred stock) and between 20-50% in fixed income securities (bonds and money market securities).
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Balanced Fund is subject to investment risks, including the risk of losing money on an investment in the Balanced Fund. The principal risks of the Balanced Fund are:

Bond Interest Rate Risk: Bond prices will rise when interest rates fall and will decline when interest rates rise. These fluctuations in bond prices will be more marked with respect to long-term bonds than with respect to short-term bonds. In addition, the prices of lower coupon bonds are generally more volatile than higher coupon bonds of the same approximate maturity and credit quality. The level of risk is also dependent on the credit quality of the individual bonds. A complete discussion of the various credit ratings of bonds is available in the Balanced Funds' SAI.

Business and Company Risk: Often, a particular industry, or certain companies within that industry, may be affected by circumstances that have little to no impact on other industries or other companies within that industry. For example, many industries and companies rely heavily on one type of technology. If this technology becomes outdated, or ceases to be cost effective, industries and companies that rely on the technology may become unprofitable while companies outside the industry may not be affected at all.

Credit/Default Risk: Bond issuers who are experiencing difficult economic circumstances, either because of a general economic downturn or individual circumstances, may be unable to make interest payments on their bonds when due. Additionally, bond issuers may be unable to repay the principal upon maturity of their bonds.

Equity Security Risk: The prices of equity securities will fluctuate - sometimes dramatically - over time and the Balanced Fund could lose a substantial part, or even all, of its investment in a particular issue. The term equity securities includes common and preferred stock. Price fluctuations may reflect changes in the issuing company's financial condition, overall market conditions (including changes in interest rates) or even perceptions in the marketplace about the issuing company or economic trends. Additionally, common stock is the last class of security to be paid in the event of bankruptcy.

ETF and Other Investment Company Risk: To the extent the Balanced Fund's investments are in ETFs or other investment companies, the cost of investing in the Balanced Fund will generally be higher than the cost of investing directly in ETFs or other investment company shares. By investing in the Balanced Fund, you will indirectly bear fees and expenses charged by the underlying ETFs and investment companies in which the Balanced Fund invests in addition to the Balanced Fund's direct fees and expenses.

Interest Rate Risk: Prices of fixed-income securities rise and fall in response to interest rate changes.

Management Risk: The specific securities selected by the Adviser may perform poorly and may cause the Balanced Fund to underperform other mutual funds with similar investment objectives.

Mid-Cap Company Risk: Stocks of mid-cap companies may have more risks than stocks of larger companies. In general, mid-cap companies have less experienced management teams, serve smaller markets, and find it more difficult than larger companies to obtain financing for growth or potential development. There is typically a smaller market for the securities of mid-cap companies than for securities of a larger company, which may make these securities more susceptible to market downturns and more volatile stock prices.

Regulatory Risk: The regulation or deregulation of particular industries may materially impact the value of companies within the affected industry. When an industry is regulated or deregulated, some companies will make a successful transition into and prosper under, deregulation, and other companies will mismanage the process and do poorly.

Undervalued Stocks: Undervalued stocks include stocks that the Adviser believes are undervalued and/or are temporarily out of favor in the market. If these stocks are not undervalued, or they continue to be out of favor in the marketplace, then the Balanced Fund will suffer losses. These investments may be volatile and highly speculative. Investors should be able to bear the potential of incurring substantial losses.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Balanced Fund is subject to investment risks, including the risk of losing money on an investment in the Balanced Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The chart and table provide some indication of the risks of investing in the Balanced Fund by showing the changes in the performance from year to year and how the Balanced Fund's average annual returns for one year, five and ten years and since inception compare to those of a broad-based securities market index. Updated performance information is available at www.cornercapfunds.com or by calling (888) 813-8637 (toll free).

Performance information represents only past performance and does not necessarily indicate future results.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table provide some indication of the risks of investing in the Balanced Fund by showing the changes in the performance from year to year and how the Balanced Fund's average annual returns for one year, five and ten years and since inception compare to those of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(888) 813-8637
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cornercapfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Performance information represents only past performance and does not necessarily indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return as of December 31
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	During the period shown, the highest return for a quarter was 14.47% for the quarter ended June 30, 2009, and the lowest return was -14.18% for the quarter ended December 31, 2008.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The calendar year-to-date total return as of June 30, 2016 was 3.31%.
Year to Date Return, Label	rr_YearToDateReturnLabel	calendar year-to-date total return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.31%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.47%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.18%)
Performance Table Heading	rr_PerformanceTableHeading	The Balanced Fund's annual returns shown on the bar chart do not reflect the impact of taxes. The table below shows before and after-tax performance. After-tax returns are calculated using the highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The Balanced Fund has selected the Russell 1000 Value Index to replace the S&P 500 Index in the Balance Fund's additional combined index because the Adviser believes that the Russell 1000 Value Index more closely reflects the investment strategies of the Balanced Fund.

CornerCap Balanced Fund | Barclays U.S. Intermediate Government/ Credit Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.07%
5 Years	rr_AverageAnnualReturnYear05	2.58%
10 Years	rr_AverageAnnualReturnYear10	4.04%
Since Inception	rr_AverageAnnualReturnSinceInception	4.99%
CornerCap Balanced Fund | Combined Index: 60% Russell 1000 Value Index and 40% Barclays U.S. Intermediate Government/ Credit Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.69%)
5 Years	rr_AverageAnnualReturnYear05	7.91%
10 Years	rr_AverageAnnualReturnYear10	5.64%
Since Inception	rr_AverageAnnualReturnSinceInception	6.75%
CornerCap Balanced Fund | Combined Index: 60% S&P 500 Index and 40% Barclays U.S. Intermediate Government/ Credit Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.49%
5 Years	rr_AverageAnnualReturnYear05	8.65%
10 Years	rr_AverageAnnualReturnYear10	6.29%
Since Inception	rr_AverageAnnualReturnSinceInception	6.41%
CornerCap Balanced Fund |
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.22%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.02%	[1],[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 104
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	368
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	652
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,461
Annual Return 2006	rr_AnnualReturn2006	9.27%
Annual Return 2007	rr_AnnualReturn2007	4.91%
Annual Return 2008	rr_AnnualReturn2008	(26.48%)
Annual Return 2009	rr_AnnualReturn2009	27.69%
Annual Return 2010	rr_AnnualReturn2010	8.21%
Annual Return 2011	rr_AnnualReturn2011	(0.42%)
Annual Return 2012	rr_AnnualReturn2012	7.00%
Annual Return 2013	rr_AnnualReturn2013	22.93%
Annual Return 2014	rr_AnnualReturn2014	8.85%
Annual Return 2015	rr_AnnualReturn2015	(6.26%)
1 Year	rr_AverageAnnualReturnYear01	(6.26%)
5 Years	rr_AverageAnnualReturnYear05	5.97%
10 Years	rr_AverageAnnualReturnYear10	4.52%
Since Inception	rr_AverageAnnualReturnSinceInception	5.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 24, 1997
CornerCap Balanced Fund | | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.60%)
5 Years	rr_AverageAnnualReturnYear05	4.17%
10 Years	rr_AverageAnnualReturnYear10	3.14%
Since Inception	rr_AverageAnnualReturnSinceInception	3.32%
CornerCap Balanced Fund | | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.75%)
5 Years	rr_AverageAnnualReturnYear05	4.44%
10 Years	rr_AverageAnnualReturnYear10	3.39%
Since Inception	rr_AverageAnnualReturnSinceInception	3.73%

[1]	The Balanced Fund bears a pro rata share of the fees and expenses of the other investment companies in which the Balanced Fund invests ("Acquired Funds"). The operating expenses in this fee table may not correlate to the expense ratio in the Balanced Fund's financial statements (or the financial highlights of this prospectus) because the financial statements include only the direct operating expenses incurred by the Balanced Fund, not the indirect costs of investing in the Acquired Funds.
[2]	The Balanced Fund's Adviser, CornerCap Investment Counsel, Inc. ("Adviser") has contractually agreed to waive fees and reimburse the Balanced Fund for "Total Annual Fund Operating Expenses" (exclusive of all taxes, interest, brokerage fees and commissions, acquired fund fees and expenses, and extraordinary expenses) that exceed 1.00%. The contractual agreement cannot be terminated prior to August 1, 2017 without the Board of Trustees' approval.